Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxes at the federal statutory rate									$ 293,435	$ 350,937	$ 158,718
State income taxes, net of federal tax benefit (2)									13,637	31,477	17,666
Valuation allowance for state net operating losses									0	(2,887)	(2,776)
Domestic Activity Production deduction									(14,000)	(11,900)	(12,763)
Non-controlling interests									(70,214)	(50,044)	(8,383)
Federal tax credit for production of ultra low sulfur diesel									0	(15,486)	0
Federal tax credit for increasing research activities (1)									38	(4,522)	(999)
Other, net									1,059	(4,971)	2,462
Income Tax Expense (Benefit)	$ (6,034)	$ 92,117	$ 78,435	$ 59,437	$ 69,285	$ 80,713	$ 93,407	$ 49,199	$ 223,955	$ 292,604	$ 153,925